LEASES	12 Months Ended
Jun. 30, 2024
Leases
LEASES

NOTE 7 – LEASES

The Company has several operating leases for manufacturing facilities and offices. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants. Operating lease expenses were $1,769,250, $1,615,537 and $477,268 for the years ended June 30, 2024, 2023 and 2022, respectively.

Supplemental balance sheet information related to operating leases was as follows:

	As of June 30, 2024	As of June 30, 2023

Operating lease right-of-use assets, net	$16,325,988	$17,537,096

Operating lease liabilities - current	$2,352,482	$2,326,162
Operating lease liabilities - non-current	10,938,477	10,612,508
Total operating lease liabilities	$13,290,959	$12,938,670

The weighted average remaining lease terms and average discount rate was 13.31 years and 5.79% as of June 30, 2024.

The following is a schedule of maturities of lease liabilities are as follows:

Twelve months ending June 30,
2025	$2,909,076
2026	727,460
2027	1,223,392
2028	1,035,090
2029	1,111,588
Thereafter	11,800,796
Total future minimum lease payments	18,807,402
Less: imputed interest	(5,516,443)
Total	$13,290,959

DOGNESS (INTERNATIONAL) CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in USD)